Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Book value of derivatives, net (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount	€ (460)	€ (729)	€ 399
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount	(460)		€ 399
Level 2 of fair value hierarchy [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount	€ (460)